Net Earnings Per Share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
NET EARNINGS PER SHARE
NOTE 6:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2018	2017	2018	2017	2017
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income attributable to Pointer Telocation Ltd.’s shareholders	$3,697	$3,527	$1,925	$1,969	$16,518

Numerator for diluted net earnings per share - Net income attributable to Pointer Telocation Ltd.’s shareholders	3,697	3,527	1,925	1,969	16,528

Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	8,067	7,943	8,074	7,978	7,998

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,258	8,071	8,295	8,111	8,131

Basic net earnings per share from continuing operations	$0.46	$0.44	$0.24	$0.24	$2.07

Diluted net earnings per share from continuing operations	0.44	0.44	0.23	0.24	2.03